Performance Management	Jan. 31, 2026
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Effective April 29, 2022, the Fund’s Investor Class shares were redesignated as Class A shares and the Fund’s Institutional Class shares were redesignated as Class I shares. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	20.49%
Low Quarter	March 31, 2020	-30.74%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2025 to March 31, 2026) was 2.89%.

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	20.44%	5.13%	6.11%
Class A Return After Taxes on Distributions	19.68%	4.63%	5.74%
Class A Return After Taxes on Distributions and Sale of Class A Shares	12.69%	4.08%	5.03%
Class C Return Before Taxes	25.27%	5.50%	6.06%
Class I Return Before Taxes	27.49%	6.54%	6.95%
Class R6 Return Before Taxes	27.51%	6.62%	7.02%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	33.57%	4.19%	8.41%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. On April 29, 2022, the Fund’s Investor Class shares were redesignated as Class A shares and the Fund’s Institutional Class shares were redesignated as Class I shares. Investor Class shares had previously been sold without a sales charge. Investors cannot invest directly in an Index.
Source for  MSCI Emerging Markets Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2025 to March 31, 2026) was 2.89%.
Bar Chart, Year to Date Return	2.89%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	20.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(30.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Effective January 15, 2020, the Fund’s Investor Class shares were redesignated as Class A shares and effective April 29, 2022 the Fund’s Institutional Class shares were redesignated as Class I shares. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2022	17.39%
Low Quarter	March 31, 2020	-22.76%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2025 to March 31, 2026) was 1.61%.

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	21.74%	5.41%	6.87%
Class A Return After Taxes on Distributions	18.04%	4.10%	6.03%
Class A Return After Taxes on Distributions and Sale of Class A Shares	14.97%	4.13%	5.53%
Class I Return Before Taxes	28.77%	6.81%	7.72%
Class R Return Before Taxes	28.15%	6.26%	7.18%
Class R6 Return Before Taxes	28.77%	6.82%	7.74%
MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)	31.22%	8.92%	8.18%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%). On January 15, 2020, the Fund’s Investor Class shares were redesignated as Class A shares and on April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. The Class R and Class R6 performance shown above for the period prior to August 10, 2015 (commencement of operations of each class), is the performance of Class A shares and Class I shares, respectively, at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences returns would be lower.  Investors cannot invest directly in an Index.
Source for  MSCI EAFE Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2025 to March 31, 2026) was 1.61%.
Bar Chart, Year to Date Return	1.61%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	17.39%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(22.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total return compares with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Cboe S&P 500 BuyWrite IndexSM to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual total return compares with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Cboe S&P 500 BuyWrite IndexSM to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	10.58%
Low Quarter	March 31, 2020	-16.08%
The year-to-date total return through the end of the most recent calendar quarter (December 31, 2025 to March 31, 2026) was -0.30%.
Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Life of Fund
Class I Return Before Taxes	12.88%	10.60%	8.89%
Class I Return After Taxes on Distributions	11.51%	9.39%	8.10%
Class I Return After Taxes on Distributions and Sale of Fund Shares	8.03%	8.08%	6.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.91%
Cboe S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes)	8.91%	9.33%	7.07%
ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.41%
Blended Index (reflects no deduction for fees, expenses or taxes)*	10.99%	8.96%	8.83%
[1]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
The Fund commenced operations on February 9, 2017. Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. Investors cannot invest directly in an Index.
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by  Eaton Vance. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Eaton Vance. The Fund is not sponsored, endorsed, sold or promoted by  SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.   Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2025 to March 31, 2026) was -0.30%.
Bar Chart, Year to Date Return	(0.30%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(16.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
*	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.